As filed with the Securities and Exchange Commission on May 26, 2023

Registration File No. 333-167778 Registration File No. 811-22431

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A (Check appropriate box or boxes)

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No. ___

[X]	Post-Effective Amendment No. 36

and

[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 38

RiverPark Funds Trust

(Exact Name of Registrant as Specified in Charter)

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of Principal Executive Offices – Number, Street, City, State, Zip Code)

 (212) 484-2100

(Registrant’s Telephone Number, including Area Code)

Morty Schaja

156 West 56th Street, 17th Floor

 New York, NY 10019

(Name and Address – Number, Street, City, State, Zip Code – of Agent for Service)

Copies of all communications to:

Thomas R. Westle

Blank Rome LLP

 1271 Avenue of the Americas

New York, New York 10020

Approximate Date of Proposed Public Offering: As soon as practicable following the effective date.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 15, 2023 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)
[ ]	on ____________ pursuant to paragraph (a)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ____________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 35 (“PEA 35”) to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 37 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed by the Registrant pursuant to Rule 485(a)(2) on March 14, 2023 via EDGAR (Accession No. 0001398344-23-006183) with respect to the Riverpark/Next Century Growth Fund and was scheduled to become automatically effective on May 28, 2023.

This Post-Effective Amendment No. 36 under the 1933 Act and Amendment No. 38 under the 1940 Act is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 15, 2023 as the new effective date of PEA 35. This Post-Effective Amendment No. 36 incorporates by reference the information contained in Parts A, B and C of PEA 35.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it had duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of May, 2023.

RIVERPARK FUNDS TRUST

/s/ Morty Schaja
Morty Schaja, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Morty Schaja	Trustee	May 26, 2023
Morty Schaja

/s/ Andrew Metzger	Treasurer and Chief Financial Officer	May 26, 2023
Andrew Metzger
/s/ Ira Balsam*	Trustee	May 26, 2023
Ira Balsam

/s/ Richard Browne*	Trustee	May 26, 2023
Richard Browne
/s/ David Sachs*	Trustee	May 26, 2023
David Sachs

*	By Morty Schaja, Attorney-In-Fact under Powers of Attorney

/s/ Morty Schaja
Morty Schaja